Restructuring Related Activities by Major Type (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			48 Months Ended		5 Months Ended	12 Months Ended	18 Months Ended	12 Months Ended	18 Months Ended	23 Months Ended	35 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended	63 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			18 Months Ended		12 Months Ended			35 Months Ended		12 Months Ended			48 Months Ended		12 Months Ended					48 Months Ended	12 Months Ended	18 Months Ended	35 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended	18 Months Ended	12 Months Ended	35 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended				48 Months Ended	12 Months Ended	18 Months Ended	12 Months Ended	35 Months Ended	48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended		18 Months Ended	12 Months Ended			35 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended				48 Months Ended	12 Months Ended		18 Months Ended	12 Months Ended			35 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2011 2011 Restructuring Plan [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member]	Dec. 31, 2012 2011 Restructuring Plan [Member]	Dec. 31, 2012 2010 Restructuring Plan [Member]	Dec. 31, 2012 2010 Restructuring Plan [Member]	Dec. 31, 2011 2010 Restructuring Plan [Member]	Dec. 31, 2012 2010 Restructuring Plan [Member]	Dec. 31, 2012 Plant Network Optimization [Member]	Dec. 31, 2012 Plant Network Optimization [Member]	Dec. 31, 2012 2007 Restructuring Plan [Member]	Dec. 31, 2012 2007 Restructuring Plan [Member]	Dec. 31, 2012 Termination Benefits [Member]	Dec. 31, 2011 Termination Benefits [Member]	Dec. 31, 2010 Termination Benefits [Member]	Dec. 31, 2012 Termination Benefits [Member]	Dec. 31, 2012 Termination Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2011 Termination Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2010 Termination Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Termination Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2009 Termination Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Termination Benefits [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2011 Termination Benefits [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2010 Termination Benefits [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Termination Benefits [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2009 Termination Benefits [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Termination Benefits [Member] Plant Network Optimization [Member]	Dec. 31, 2011 Termination Benefits [Member] Plant Network Optimization [Member]	Dec. 31, 2010 Termination Benefits [Member] Plant Network Optimization [Member]	Dec. 31, 2012 Termination Benefits [Member] Plant Network Optimization [Member]	Dec. 31, 2009 Termination Benefits [Member] Plant Network Optimization [Member]	Dec. 31, 2011 retention incentives [Member]	Dec. 31, 2011 retention incentives [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Accelerated Depreciation [Member]	Dec. 31, 2011 Accelerated Depreciation [Member]	Dec. 31, 2010 Accelerated Depreciation [Member]	Dec. 31, 2012 Accelerated Depreciation [Member]	Dec. 31, 2012 Accelerated Depreciation [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Accelerated Depreciation [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Accelerated Depreciation [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2011 Accelerated Depreciation [Member] Plant Network Optimization [Member]	Dec. 31, 2010 Accelerated Depreciation [Member] Plant Network Optimization [Member]	Dec. 31, 2012 Accelerated Depreciation [Member] Plant Network Optimization [Member]	Dec. 31, 2012 Transfer costs [Member]	Dec. 31, 2011 Transfer costs [Member]	Dec. 31, 2010 Transfer costs [Member]	Dec. 31, 2012 Transfer costs [Member]	Dec. 31, 2012 Transfer costs [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Transfer costs [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Transfer costs [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Transfer costs [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Transfer costs [Member] Plant Network Optimization [Member]	Dec. 31, 2011 Transfer costs [Member] Plant Network Optimization [Member]	Dec. 31, 2010 Transfer costs [Member] Plant Network Optimization [Member]	Dec. 31, 2012 Transfer costs [Member] Plant Network Optimization [Member]	Dec. 31, 2010 Transfer costs [Member] 2007 Restructuring Plan [Member]	Dec. 31, 2012 Impairment of an asset in value [Member]	Dec. 31, 2011 Impairment of an asset in value [Member]	Dec. 31, 2010 Impairment of an asset in value [Member]	Dec. 31, 2012 Impairment of an asset in value [Member]	Dec. 31, 2012 Impairment of an asset in value [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Impairment of an asset in value [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2010 Impairment of an asset in value [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Impairment of an asset in value [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Impairment of an asset in value [Member] Plant Network Optimization [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 Other [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2011 Other [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Other [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Other [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2011 Other [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2010 Other [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Other [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Other [Member] Plant Network Optimization [Member]	Dec. 31, 2012 Other [Member] Plant Network Optimization [Member]	Dec. 31, 2010 Other [Member] 2007 Restructuring Plan [Member]	Dec. 31, 2012 Restructuring Related To Plan [Member]	Dec. 31, 2011 Restructuring Related To Plan [Member]	Dec. 31, 2010 Restructuring Related To Plan [Member]	Dec. 31, 2012 Restructuring Related To Plan [Member]	Dec. 31, 2012 Restructuring Related To Plan [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2011 Restructuring Related To Plan [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Restructuring Related To Plan [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2012 Restructuring Related To Plan [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2011 Restructuring Related To Plan [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2010 Restructuring Related To Plan [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Restructuring Related To Plan [Member] 2010 Restructuring Plan [Member]	Dec. 31, 2012 Restructuring Related To Plan [Member] Plant Network Optimization [Member]	Dec. 31, 2011 Restructuring Related To Plan [Member] Plant Network Optimization [Member]	Dec. 31, 2010 Restructuring Related To Plan [Member] Plant Network Optimization [Member]	Dec. 31, 2012 Restructuring Related To Plan [Member] Plant Network Optimization [Member]	Dec. 31, 2010 Restructuring Related To Plan [Member] 2007 Restructuring Plan [Member]	Dec. 31, 2012 Cost of products sold [Member] Accelerated Depreciation [Member]	Dec. 31, 2011 Cost of products sold [Member] Accelerated Depreciation [Member]	Dec. 31, 2010 Cost of products sold [Member] Accelerated Depreciation [Member]	Dec. 31, 2012 Cost of products sold [Member] Transfer costs [Member]	Dec. 31, 2011 Cost of products sold [Member] Transfer costs [Member]	Dec. 31, 2010 Cost of products sold [Member] Transfer costs [Member]	Dec. 31, 2012 Cost of products sold [Member] Restructuring Related To Plan [Member]	Dec. 31, 2011 Cost of products sold [Member] Restructuring Related To Plan [Member]	Dec. 31, 2010 Cost of products sold [Member] Restructuring Related To Plan [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] Accelerated Depreciation [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] Other [Member]	Dec. 31, 2011 Selling, General and Administrative Expenses [Member] Other [Member]	Dec. 31, 2010 Selling, General and Administrative Expenses [Member] Other [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] Restructuring Related To Plan [Member]	Dec. 31, 2011 Selling, General and Administrative Expenses [Member] Restructuring Related To Plan [Member]	Dec. 31, 2010 Selling, General and Administrative Expenses [Member] Restructuring Related To Plan [Member]
Restructuring and Related Cost [Line Items]
Restructuring Charges Incurred to Date				$ 355				$ 167				$ 152		$ 36						$ 225				$ 99					$ 90					$ 36																														$ 25		$ 14		$ 11					$ 105			$ 54				$ 51
Restructuring-related Costs Incurred to Date				121				17				8		96																											24		2				22				74								74																												23			15				8
Restructuring Reserve, Settled with Cash	(88)	(45)	(45)																		(60)	(3)				(4)	(39)	(45)			(24)	(3)
Restructuring and Related Cost, Cost Incurred to Date				476		184		184				160		132
Restructuring Charges	136	89	116	355													79	55	70		78	21				1	24	66			0	10	4																												14		11							43	34	35												136	89	116
Restructuring Related Expenses	24	40	53	125													0	0																				2	9	7								8	27	41											0	0								14	4	5													40	53															9	7	8	27	41	8	36	48	2	14	4	5	16	4	5
Restructuring and Related Cost, Incurred Cost																	79	55	70		78	21				1	24	66				10	4			9	1	2	9	7		2			8	7		8	27	41						8	27	28		13	14	0	11		14		11			57	38	40		55	14		2	24	33				7	160	129	169		149	35		3	49	110		8	45	39		20
Restructuring Reserve	48	57	47	48	22																36	18		36		3	6	21	3		9	33	26	9	22																																			5	3		5
Cash payments associated with restructuring initiatives
Cash payments associated with restructuring initiatives	$ 149			$ 375			$ 113	$ 128	$ 4	$ 128	$ 144	$ 145	$ 32	$ 102	$ 5	$ 375	$ 88			$ 181	$ 60			$ 63		$ 4			$ 89		$ 24			$ 29														$ 8			$ 73					$ 8			$ 73											$ 53			$ 121	$ 53		$ 65				$ 56